Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 14,516	$ 12,770	$ 11,079
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 8)	2,480	2,216	2,330
Depreciation (Note 15)	576	603	629
Amortization of other intangibles	815	704	708
Net securities losses (gains) (Note 7)	(111)	(128)	(54)
Deferred taxes (Note 25)	385	175	103
Changes in operating assets and liabilities
Interest receivable and payable (Notes 16, 18)	(104)	(283)	7
Securities sold under repurchase agreements	4,798	39,618	(18,183)
Securities purchased (sold) under reverse repurchase agreements	7,050	(48,377)	11,312
Securities sold short	3,996	2,367	(5,688)
Trading loans and securities	(24,065)	(4,661)	(4,100)
Loans net of securitization and sales	(45,620)	(22,332)	(44,158)
Deposits	53,379	40,150	81,885
Derivatives	(3,745)	1,836	5,403
Non-trading financial assets at fair value through profit or loss	5,257
Financial assets designated at fair value through profit or loss	(468)	251	95
Securitization liabilities	(1,532)	(1,575)	(3,321)
Current taxes	(780)	(419)	845
Brokers, dealers, and clients amounts receivable and payable	(1,435)	2,459	(247)
Other	(8,956)	1,406	(811)
Net cash from (used in) operating activities	5,693	26,127	37,401
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures (Note 19)	1,750	1,500	3,262
Redemption or repurchase of subordinated notes and debentures (Note 19)	(2,468)	(2,536)	(979)
Common shares issued (Note 21)	128	125	152
Preferred shares issued (Note 21)	740	346	1,686
Repurchase of common shares (Note 21)	(1,501)	(1,397)	(487)
Redemption of preferred shares (Note 21)	(500)
Redemption of non-controlling interests in subsidiaries (Note 21)		(626)
Sale of treasury shares (Note 21)	8,454	9,705	5,926
Purchase of treasury shares (Note 21)	(8,424)	(9,829)	(5,884)
Dividends paid	(4,634)	(4,211)	(3,808)
Distributions to non-controlling interests in subsidiaries	(72)	(112)	(115)
Net cash from (used in) financing activities	(6,527)	(7,035)	(247)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	20,465	2,529	(11,231)
Activities in financial assets at fair value through other comprehensive income (Note 7)
Purchases	(20,269)
Proceeds from maturities	30,101
Proceeds from sales	2,731
Activities in available-for-sale securities (Note 7)
Purchases		(63,339)	(52,775)
Proceeds from maturities		30,775	28,454
Proceeds from sales		4,977	4,665
Activities in debt securities at amortized cost (Note 7)
Purchases	(51,663)
Proceeds from maturities	20,101
Proceeds from sales	670
Activities in held-to-maturity securities (Note 7)
Purchases		(17,807)	(20,575)
Proceeds from maturities		27,729	15,193
Proceeds from sales		452
Activities in debt securities classified as loans
Purchases		(2,471)	(41)
Proceeds from maturities		337	654
Proceeds from sales		447	1
Net purchases of land, buildings, equipment, and other depreciable assets	(587)	(434)	(797)
Net cash from (used in) investing activities	1,549	(18,934)	(36,452)
Effect of exchange rate changes on cash and due from banks	49	(94)	51
Net increase (decrease) in cash and due from banks	764	64	753
Cash and due from banks at beginning of year	3,971	3,907	3,154
Cash and due from banks at end of year	4,735	3,971	3,907
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the year	3,535	2,866	1,182
Amount of interest paid during the year	13,888	8,957	6,559
Amount of interest received during the year	34,789	28,393	25,577
Amount of dividends received during the year	1,202	1,153	921
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 12)	$ (743)	(449)	$ (433)
Dilution gain (Note 12)		(204)
Net cash acquired from (paid for) divestitures, acquisitions, and the purchase of TD Ameritrade shares [Member]
Activities in debt securities classified as loans
Net cash acquired from (paid for) divestitures, acquisitions, and the purchase of TD Ameritrade shares (Notes 12, 13)		$ (2,129)